Description of Business and Organization 1 (Textuals) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jan. 31, 2013	Feb. 28, 2011	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ordinary shares, par value (in dollars per shares)			$ 0.001	$ 0.001
Norwegian Cruise Line Holdings Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of ordinary shares issued		10,000
Ordinary shares, par value (in dollars per shares)		$ 0.001
Norwegian Cruise Line Holdings Ltd. | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage	100.00%
Contribution to NCLC	$ 460.0